Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 200,461	¥ 223,635
Contract assets (Included in Other Assets)	20,207	13,403
Contract liabilities (Included in Other Liabilities)	¥ 32,166	¥ 34,338